Financial Instruments-Risk Management - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 11.0	$ 10.1
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.2	6.9
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.7	8.4
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.8	3.2
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.8	2.9
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.7	1.3
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.6	3.3
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(11.7)	(10.3)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.2	10.6
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	44.6	$ 34.7
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.6
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.8
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.5
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.0
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.3
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.6
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.4
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(10.0)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.9
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	42.7
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	17.8
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.2
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	17.2
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.5
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.8
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.1
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.2
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	18.4
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	59.0
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.9
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.8
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.3
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.2
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.1
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.0
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.6
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.6
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 26.3